Financial Instruments - Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 customer
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,797,065	$ 2,209,853
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Accounts receivable denominated in RMB	$ 210,328	228,732
Current liabilities denominated in RMB	$ 971,283	1,378,555
Percentage of consolidated net assets that restricted net assets did not exceed (as a percent)	25.00%
Repayment of convertible debt	$ 646,908
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,532,200	$ 2,132,700
Maximum term of original maturity of time deposits	12 months
Customer concentration risk | Consolidated net revenues benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	0	1	1
Customer concentration risk | Consolidated net accounts receivables benchmark | Customers
Concentration of Risk
Number of customers accounted for more than 10% | customer	2	2
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer A
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	12.00%	31.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	19.00%	11.00%
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 698,500	$ 460,400
Percentage of benchmark derived from specified source (as a percent)	38.90%	20.80%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	$ 209,200	$ 227,000
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	93.00%	38.00%
Current liabilities denominated in RMB	$ 905,500	$ 525,700